SEGMENT INFORMATION - Revenues and Long Lived, Geographical Areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Net Revenues	¥ 496,877	$ 77,971	¥ 531,980	¥ 583,909
Long-lived Assets	379,462		480,183	539,993
PRC
Segment Reporting Information [Line Items]
Net Revenues	383,343		411,805	503,180
Long-lived Assets	222,396		300,623	371,847
U.S.
Segment Reporting Information [Line Items]
Net Revenues	113,534		120,175	80,729
Long-lived Assets	¥ 157,066		¥ 179,560	¥ 168,146